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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the six months ended March 31, 2006. These two series have a September 30 fiscal year end.

Date of reporting period: March 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Special Equity Fund

Evergreen

SPECIAL EQUITY FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Equity Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

6-month return with sales charge	9.09%	10.36%	14.36%	N/A	N/A

6-month return w/o sales charge	15.77%	15.36%	15.36%	15.95%	15.88%

Average annual return*

1-year with sales charge	15.33%	16.48%	20.48%	N/A	N/A

1-year w/o sales charge	22.33%	21.48%	21.48%	22.68%	22.42%

5-year	6.69%	6.89%	7.19%	8.26%	8.00%

10-year	10.64%	10.77%	10.77%	11.61%	11.33%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on Class IS. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund and reflects the 0.25% 12b-1 fee applicable to Classes A and IS at that time. Historical performance shown for Class I prior to 7/27/1998 is based on the performance of the Class Y shares of the fund’s predecessor fund. The performance has not been adjusted to reflect the differences in each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,157.73	$ 8.71
Class B	$ 1,000.00	$ 1,153.60	$ 12.46
Class C	$ 1,000.00	$ 1,153.60	$ 12.46
Class I	$ 1,000.00	$ 1,159.50	$ 7.11
Class IS	$ 1,000.00	$ 1,158.78	$ 8.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.85	$ 8.15
Class B	$ 1,000.00	$ 1,013.36	$ 11.65
Class C	$ 1,000.00	$ 1,013.36	$ 11.65
Class I	$ 1,000.00	$ 1,018.35	$ 6.64
Class IS	$ 1,000.00	$ 1,017.10	$ 7.90

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.62% for Class A, 2.32% for Class B, 2.32% for Class C, 1.32% for Class I and 1.57% for
Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS A	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 13.06	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67

Income from investment operations
Net investment income (loss)	(0.08)	(0.14)	(0.14)[2]	(0.10)[2]	(0.06)	(0.01)	(0.05)
Net realized and unrealized gains or losses on
investments	2.14	1.64	0.84	3.39	(2.20)	(1.41)	(2.79)

Total from investment operations	2.06	1.50	0.70	3.29	(2.26)	(1.42)	(2.84)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 15.12	$ 13.06	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25

Total return[3]	15.77%	12.98%	6.45%	43.46%	(22.99%)	(12.62%)	(20.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$95,432	$86,673	$87,240	$56,644	$26,727	$30,425	$34,927
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[4]	1.62%	1.57%	1.57%	1.26%	1.24%[4]	1.24%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[4]	1.62%	1.57%	1.62%	1.49%	1.51%[4]	1.50%
Net investment income (loss)	(1.13%)[4]	(1.01%)	(1.20%)	(1.14%)	(0.61%)	(0.37%)[4]	(0.47%)
Portfolio turnover rate	55%	138%	221%	149%	164%	25%	178%

[1] For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS B	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 12.50	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Income from investment operations
Net investment income (loss)	(0.12)[2]	(0.21)[2]	(0.22)[2]	(0.16)[2]	(0.15)	(0.03)	(0.12)
Net realized and unrealized gains or losses on
investments	2.04	1.57	0.82	3.30	(2.12)	(1.39)	(2.80)

Total from investment operations	1.92	1.36	0.60	3.14	(2.27)	(1.42)	(2.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 14.42	$ 12.50	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09

Total return[3]	15.36%	12.21%	5.69%	42.43%	(23.47%)	(12.80%)	(20.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$30,152	$28,546	$33,438	$34,722	$28,404	$40,477	$46,795
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.32%[4]	2.32%	2.27%	2.28%	2.01%	1.99%[4]	1.99%
Expenses excluding waivers/reimbursements
and expense reductions	2.32%[4]	2.32%	2.27%	2.33%	2.24%	2.26%[4]	2.25%
Net investment income (loss)	(1.83%)[4]	(1.71%)	(1.90%)	(1.83%)	(1.35%)	(1.12%)[4]	(1.21%)
Portfolio turnover rate	55%	138%	221%	149%	164%	25%	178%

[1] For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS C	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 12.50	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Income from investment operations
Net investment income (loss)	(0.12)[2]	(0.21)[2]	(0.22)[2]	(0.16)[2]	(0.16)	(0.03)	(0.14)
Net realized and unrealized gains or losses on
investments	2.04	1.57	0.83	3.29	(2.11)	(1.39)	(2.78)

Total from investment operations	1.92	1.36	0.61	3.13	(2.27)	(1.42)	(2.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 14.42	$ 12.50	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09

Total return[3]	15.36%	12.21%	5.79%	42.30%	(23.47%)	(12.80%)	(20.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,096	$15,080	$19,678	$18,723	$13,982	$20,208	$23,510
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.32%[4]	2.32%	2.27%	2.28%	2.01%	1.98%[4]	1.99%
Expenses excluding waivers/reimbursements
and expense reductions	2.32%[4]	2.32%	2.27%	2.33%	2.24%	2.25%[4]	2.25%
Net investment income (loss)	(1.84%)[4]	(1.71%)	(1.90%)	(1.83%)	(1.36%)	(1.12%)[4]	(1.23%)
Portfolio turnover rate	55%	138%	221%	149%	164%	25%	178%

[1] For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS I	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 13.48	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92

Income from investment operations
Net investment income (loss)	(0.06)[2]	(0.09)[2]	(0.11)[2]	(0.07)[2]	(0.04)	(0.01)	(0.03)
Net realized and unrealized gains or losses on
investments	2.21	1.68	0.86	3.47	(2.24)	(1.43)	(2.85)

Total from investment operations	2.15	1.59	0.75	3.40	(2.28)	(1.44)	(2.88)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 15.63	$ 13.48	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46

Total return	15.95%	13.37%	6.73%	43.93%	(22.75%)	(12.57%)	(19.92%)

Ratios and supplemental data
Net assets, end of period (thousands)	$121,287	$149,132	$259,438	$247,412	$214,871	$251,463	$264,723
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.32%[3]	1.31%	1.27%	1.28%	1.01%	0.99%[3]	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	1.32%[3]	1.31%	1.27%	1.33%	1.24%	1.26%[3]	1.25%
Net investment income (loss)	(0.83%)[3]	(0.72%)	(0.90%)	(0.82%)	(0.36%)	(0.13%)[3]	(0.22%)
Portfolio turnover rate	55%	138%	221%	149%	164%	25%	178%

[1] For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS IS	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$13.10	$11.59	$10.89	$ 7.59	$ 9.84	$11.27	$15.70

Income from investment operations
Net investment income (loss)	(0.08)[2]	(0.12)[2]	(0.14)[2]	(0.09)[2]	(0.07)	0	(0.05)
Net realized and unrealized gains or losses on
investments	2.16	1.63	0.84	3.39	(2.18)	(1.43)	(2.80)

Total from investment operations	2.08	1.51	0.70	3.30	(2.25)	(1.43)	(2.85)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	0	(1.58)

Net asset value, end of period	$15.18	$13.10	$11.59	$10.89	$ 7.59	$ 9.84	$11.27

Total return	15.88%	13.03%	6.43%	43.48%	(22.87%)	(12.69%)	(20.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,977	$2,916	$3,456	$2,878	$3,107	$4,680	$5,349
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.57%[3]	1.57%	1.52%	1.53%	1.26%	1.23%[3]	1.24%
Expenses excluding waivers/reimbursements
and expense reductions	1.57%[3]	1.57%	1.52%	1.58%	1.49%	1.50%[3]	1.50%
Net investment income (loss)	(1.08%)[3]	(0.96%)	(1.15%)	(1.07%)	(0.60%)	(0.37%)[3]	(0.48%)
Portfolio turnover rate	55%	138%	221%	149%	164%	25%	178%

[1] For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 15.1%
Distributors 0.4%
Earle M. Jorgensen Co. *	73,635	$1,115,570

Diversified Consumer Services 2.2%
ITT Educational Services, Inc. *	22,733	1,456,049
Jackson Hewitt Tax Service, Inc.	41,674	1,316,065
Steiner Leisure, Ltd. *	74,505	3,017,452

		5,789,566

Hotels, Restaurants & Leisure 3.2%
Bluegreen Corp. * (p)	131,483	1,738,205
Choice Hotels International, Inc.	60,043	2,748,769
Denny’s Corp. (p)	572,135	2,723,363
IHOP Corp. (p)	23,917	1,146,581

		8,356,918

Leisure Equipment & Products 0.8%
JAKKS Pacific, Inc. (p)	74,576	1,994,162

Media 0.6%
Catalina Marketing Corp. (p)	647	14,946
Emmis Communications Corp. (p)	94,997	1,519,952

		1,534,898

Multi-line Retail 0.4%
Conn’s, Inc. * (p)	35,119	1,199,665

Specialty Retail 6.5%
Aaron Rents, Inc., Class B	82,931	2,253,235
Charming Shoppes, Inc. (p)	180,392	2,682,429
Christopher & Banks Corp. (p)	67,709	1,571,526
Dress Barn, Inc.	48,356	2,318,670
Gymboree Corp. (p)	75,951	1,977,764
Pantry, Inc. * (p)	48,155	3,004,391
Select Comfort Corp. (p)	87,807	3,472,767

		17,280,782

Textiles, Apparel & Luxury Goods 1.0%
Skechers USA, Inc.	105,166	2,621,788

CONSUMER STAPLES 3.4%
Food & Staples Retailing 0.6%
Smart & Final, Inc. * (p)	100,630	1,649,326

Food Products 1.0%
Flowers Foods, Inc. (p)	52,709	1,565,457
Premium Standard Farms, Inc.	61,946	1,087,152

		2,652,609

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 1.8%
Chattem, Inc. * (p)	74,143	$2,791,484
Parlux Fragrances, Inc. * (p)	54,853	1,769,009

		4,560,493

ENERGY 5.9%
Energy Equipment & Services 4.2%
Helix Energy Solutions, Inc. * (p)	77,302	2,929,746
Hornbeck Offshore Services, Inc.	76,450	2,757,551
Parker Drilling Co.	232,470	2,154,997
Veritas DGC, Inc. * (p)	69,587	3,158,554

		11,000,848

Oil, Gas & Consumable Fuels 1.7%
Berry Petroleum Co., Class A (p)	20,292	1,388,987
Maritrans, Inc. (p)	66,029	1,613,089
Swift Energy Co. * (p)	43,409	1,626,101

		4,628,177

FINANCIALS 7.1%
Commercial Banks 0.4%
UCBH Holdings, Inc. (p)	54,616	1,033,335

Consumer Finance 1.3%
Advanta Corp., Class B (p)	37,225	1,372,486
Asta Funding, Inc. (p)	61,121	2,032,884

		3,405,370

Insurance 3.8%
Delphi Financial Group, Inc. (p)	33,656	1,737,659
Direct General Corp. (p)	82,343	1,400,655
Ohio Casualty Corp.	81,539	2,584,786
Reinsurance Group of America, Inc. (p)	53,711	2,539,993
Zenith National Insurance Corp. (p)	37,451	1,802,517

		10,065,610

Thrifts & Mortgage Finance 1.6%
Accredited Home Lenders Holding Co. (p)	31,362	1,605,107
Corus Bankshares, Inc. (p)	23,752	1,411,819
PFF Bancorp, Inc.	38,165	1,286,542

		4,303,468

HEALTH CARE 21.0%
Biotechnology 7.3%
Abgenix, Inc. * (p)	169,709	3,818,452
Arena Pharmaceuticals, Inc. * (p)	72,887	1,319,984
ArQule, Inc. * (p)	268,341	1,540,277
Cell Genesys, Inc.	215,428	1,719,115
Incyte Corp. * (p)	346,595	2,086,502

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Isis Pharmaceuticals * (p)	186,800	$1,683,068
Lexicon Genetics, Inc. * (p)	326,306	1,807,735
Medarex, Inc. * (p)	226,325	2,992,017
Myriad Genetics, Inc. (p)	56,255	1,467,693
Tercica, Inc. *	103,331	692,318

		19,127,161

Health Care Equipment & Supplies 6.4%
Anika Therapeutics, Inc. * (p)	82,075	1,002,956
Cutera, Inc. * (p)	53,734	1,457,266
Dade Behring Holdings, Inc.	53,921	1,925,519
Greatbatch, Inc. (p)	72,517	1,588,847
Hologic, Inc. *	115,276	6,380,527
Immucor, Inc. *	43,527	1,248,790
Molecular Devices Corp. (p)	47,551	1,576,791
Palomar Medical Technologies, Inc. * (p)	52,318	1,750,037

		16,930,733

Health Care Providers & Services 5.6%
American Retirement Corp. * (p)	90,100	2,308,362
AMN Healthcare Services, Inc. * (p)	28,564	534,718
LCA-Vision, Inc. (p)	52,918	2,651,721
Magellan Health Services, Inc. * (p)	52,669	2,131,515
Molina Healthcare, Inc.	43,168	1,444,833
Odyssey HealthCare, Inc. * (p)	60,369	1,038,951
PAREXEL International Corp.	42,660	1,127,930
Sierra Health Services, Inc. * (p)	30,109	1,225,436
TriZetto Group, Inc. * (p)	130,041	2,287,421

		14,750,887

Pharmaceuticals 1.7%
Alpharma, Inc. (p)	60,634	1,626,204
K-V Pharmaceutical Co., Class A (p)	120,273	2,900,985

		4,527,189

INDUSTRIALS 15.9%
Aerospace & Defense 1.0%
United Industrial Corp.	43,971	2,679,153

Airlines 1.2%
Continental Airlines, Inc., Class B (p)	112,742	3,032,760

Commercial Services & Supplies 4.3%
Clean Harbors, Inc. * (p)	90,265	2,678,162
Corporate Executive Board Co.	23,243	2,345,219
Kforce, Inc. * (p)	173,222	2,208,580
Korn/Ferry International * (p)	101,233	2,064,141

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Spherion Corp. *	209,742	$2,181,317

		11,477,419

Construction & Engineering 1.1%
Chicago Bridge & Iron Co. NV (p)	119,011	2,856,264

Electrical Equipment 2.3%
General Cable Corp.	81,994	2,486,878
Thomas & Betts Corp. *	69,895	3,591,205

		6,078,083

Industrial Conglomerates 1.0%
Walter Industries, Inc. (p)	38,214	2,545,817

Machinery 3.0%
Nordson Corp. (p)	73,923	3,685,801
Oshkosh Truck Corp.	24,509	1,525,440
Stewart & Stevenson Services, Inc. (p)	72,939	2,660,815

		7,872,056

Road & Rail 2.0%
Amerco (p)	28,657	2,836,183
Celadon Group, Inc. * (p)	113,893	2,493,107

		5,329,290

INFORMATION TECHNOLOGY 25.1%
Communications Equipment 0.8%
Symmetricom, Inc. * (p)	240,465	2,055,976

Computers & Peripherals 2.0%
Emulex Corp. *	147,404	2,519,135
Imation Corp.	844	36,216
Intergraph Corp. * (p)	276	11,498
Komag, Inc. * (p)	29,397	1,399,297
Western Digital Corp. * (p)	61,130	1,187,756

		5,153,902

Electronic Equipment & Instruments 4.0%
Brightpoint, Inc. * (p)	76,162	2,365,592
Multi-Fineline Electronix, Inc. (p)	21,464	1,255,429
Optimal Group, Inc., Class A *	56,239	817,153
Orbotech, Ltd. *	62,586	1,541,493
Photon Dynamics, Inc. (p)	79,787	1,496,006
Plexus Corp.	37,925	1,424,842
TTM Technologies, Inc. *	113,146	1,639,486

		10,540,001

Internet Software & Services 3.7%
Digital Insight Corp. *	86,885	3,162,614
InfoSpace, Inc. * (p)	55,406	1,548,598

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
RealNetworks, Inc. (p)	332,661	$2,744,453
Websense, Inc. * (p)	85,293	2,352,381

		9,808,046

IT Services 2.9%
Acxiom Corp. (p)	100,581	2,599,013
MPS Group, Inc. * (p)	159,873	2,446,057
Sykes Enterprises, Inc. * (p)	186,991	2,651,532

		7,696,602

Semiconductors & Semiconductor Equipment 7.5%
Advanced Energy Industries, Inc. * (p)	93,126	1,315,870
Atmel Corp. * (p)	396,070	1,869,450
Cymer, Inc. * (p)	58,868	2,674,962
FEI Co. (p)	96,250	1,910,563
IXYS Corp. *	145,514	1,341,639
Micrel, Inc. * (p)	118,635	1,758,171
NetLogic Microsystems, Inc. (p)	40,200	1,656,642
ON Semiconductor Corp. (p)	600,208	4,357,510
PortalPlayer, Inc. * (p)	53,483	1,188,927
Zoran Corp. * (p)	83,132	1,818,928

		19,892,662

Software 4.2%
Blackboard, Inc. * (p)	5,104	145,005
FileNet Corp. (p)	47,166	1,274,425
MicroStrategy, Inc., Class A	26,317	2,770,917
Radiant Systems, Inc. (p)	135,224	1,828,229
Secure Computing Corp. (p)	168,323	1,942,447
Sybase, Inc. * (p)	144,891	3,060,098

		11,021,121

MATERIALS 3.8%
Chemicals 1.1%
Agrium, Inc.	113,671	2,871,330

Metals & Mining 2.7%
IPSCO, Inc.	35,565	3,701,961
Reliance Steel & Aluminum Co. (p)	37,045	3,479,266

		7,181,227

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Centennial Communications Corp. (p)	155,844	1,142,336
Syniverse Holdings, Inc. (p)	51,661	816,244

		1,958,580

Total Common Stocks (cost $208,635,461)		258,578,844

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 30.4%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
4.33%, 04/27/2006 ƒ †	$200,000	$199,423
4.39%, 05/11/2006 ƒ †	300,000	298,612

		498,035

	Shares	Value

MUTUAL FUND SHARES 30.2%
Evergreen Institutional Money Market Fund ø	4,795,297	4,795,297
Navigator Prime Portfolio (p)(p)	74,968,634	74,968,634

		79,763,931

Total Short-Term Investments (cost $80,261,966)		80,261,966

Total Investments (cost $288,897,427) 128.4%		338,840,810
Other Assets and Liabilities (28.4%)		(74,897,018)

Net Assets 100.0%		$263,943,792

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2006:

Information Technology	25.6%
Health Care	21.4%
Industrials	16.2%
Consumer Discretionary	15.4%
Financials	7.3%
Energy	6.0%
Materials	3.9%
Consumer Staples	3.4%
Telecommunication Services	0.8%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $284,102,130)
including $73,497,470 of securities loaned	$334,045,513
Investments in affiliated money market fund, at value (cost $4,795,297)	4,795,297

Total investments	338,840,810
Foreign currency, at value (cost $4,734)	4,711
Receivable for securities sold	10,280,916
Receivable for Fund shares sold	202,809
Dividends receivable	47,528
Receivable for daily variation margin on open futures contracts	24,043
Receivable for securities lending income	9,019
Prepaid expenses and other assets	29,172

Total assets	349,439,008

Liabilities
Payable for securities purchased	9,730,001
Payable for Fund shares redeemed	709,036
Payable for securities on loan	74,968,634
Advisory fee payable	19,860
Distribution Plan expenses payable	6,038
Due to other related parties	1,871
Accrued expenses and other liabilities	59,776

Total liabilities	85,495,216

Net assets	$263,943,792

Net assets represented by
Paid-in capital	$226,944,602
Undistributed net investment loss	(1,457,048)
Accumulated net realized losses on investments	(11,721,886)
Net unrealized gains on investments	50,178,124

Total net assets	$263,943,792

Net assets consists of
Class A	$95,432,484
Class B	30,152,130
Class C	14,095,780
Class I	121,286,732
Class IS	2,976,666

Total net assets	$263,943,792

Shares outstanding (unlimited number of shares authorized)
Class A	6,312,168
Class B	2,091,205
Class C	977,834
Class I	7,759,293
Class IS	196,098

Net asset value per share
Class A	$15.12
Class A — Offering price (based on sales charge of 5.75%)	$16.04
Class B	$14.42
Class C	$14.42
Class I	$15.63
Class IS	$15.18

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $4,367)	$441,159
Securities lending	100,191
Income from affiliate	88,800
Interest	7,268

Total investment income	637,418

Expenses
Advisory fee	1,207,536
Distribution Plan expenses
Class A	132,985
Class B	144,089
Class C	70,090
Class IS	3,618
Administrative services fee	130,973
Transfer agent fees	276,544
Trustees’ fees and expenses	1,741
Printing and postage expenses	28,366
Custodian and accounting fees	37,679
Registration and filing fees	37,284
Professional fees	13,220
Other	4,992

Total expenses	2,089,117
Less: Expense reductions	(2,703)

Net expenses	2,086,414

Net investment loss	(1,448,996)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	21,492,852
Foreign currency related transactions	(27)
Futures contracts	496,375

Net realized gains on investments	21,989,200
Net change in unrealized gains or losses on investments	17,447,022

Net realized and unrealized gains or losses on investments	39,436,222

Net increase in net assets resulting from operations	$37,987,226

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment loss		$(1,448,996)		$(3,205,622)
Net realized gains on investments		21,989,200		48,495,845
Net change in unrealized gains
or losses on investments		17,447,022		(685,717)

Net increase in net assets resulting
from operations		37,987,226		44,604,506

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	735,255	10,345,187	1,382,911	17,276,555
Class B	79,243	1,054,044	223,804	2,670,254
Class C	57,510	761,507	239,952	2,880,306
Class I	598,391	8,642,796	2,576,925	32,692,010
Class IS	20,250	283,980	141,914	1,745,281

		21,087,514		57,264,406

Automatic conversion of Class B
shares to Class A shares
Class A	37,819	518,588	147,890	1,827,602
Class B	(39,579)	(518,588)	(153,908)	(1,827,602)

		0		0

Payment for shares redeemed
Class A	(1,097,445)	(15,087,713)	(2,443,186)	(30,410,094)
Class B	(232,377)	(3,062,521)	(788,022)	(9,375,191)
Class C	(286,429)	(3,709,472)	(800,354)	(9,514,940)
Class I	(3,900,238)	(54,972,030)	(13,328,321)	(170,715,293)
Class IS	(46,655)	(645,800)	(217,530)	(2,757,771)

		(77,477,536)		(222,773,289)

Net decrease in net assets resulting
from capital share transactions		(56,390,022)		(165,508,883)

Total decrease in net assets		(18,402,796)		(120,904,377)
Net assets
Beginning of period		282,346,588		403,250,965

End of period	$ 263,943,792		$ 282,346,588

Undistributed net investment loss		$(1,457,048)		$(8,052)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Equity Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $4,077 from the sale of Class A shares and $30,215 and $519 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $145,312,237 and $204,375,203, respectively, for the six months ended March 31, 2006.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At March 31, 2006, the Fund had open long futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2006	Gain

June 2006	13 Russell 2000 Futures	$ 4,781,936	$ 5,016,700	$ 234,764

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $73,497,470 and $74,968,634, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $288,985,137. The gross unrealized appreciation and depreciation on securities based on tax cost was $54,713,872 and $4,858,199, respectively, with a net unrealized appreciation of $49,855,673.

As of September 30, 2005, the Fund had $33,484,402 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566388 rv3 5/2006

Evergreen Strategic Growth Fund

Evergreen

STRATEGIC GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Growth Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• W. Shannon Reid, CFA

• David Chow, CFA

• Jay Zelko, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return
with sales charge	0.18%	0.92%	4.92%	N/A	N/A	N/A

6-month return
w/o sales charge	6.29%	5.92%	5.92%	6.46%	6.34%	6.20%

Average annual
return*

1-year with sales
charge	6.89%	7.59%	11.59%	N/A	N/A	N/A

1-year w/o sales
charge	13.43%	12.59%	12.59%	13.77%	13.48%	13.21%

5-year	0.91%	1.01%	1.40%	2.39%	2.15%	2.19%

10-year	7.98%	8.24%	8.24%	8.77%	8.49%	8.66%

Maximum sales	5.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Classes I and IS prior to 11/24/97 is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Classes I and IS expenses, respectively. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,062.92	$ 5.45
Class B	$ 1,000.00	$ 1,059.23	$ 9.04
Class C	$ 1,000.00	$ 1,059.23	$ 9.04
Class I	$ 1,000.00	$ 1,064.64	$ 3.91
Class IS	$ 1,000.00	$ 1,063.40	$ 5.20
Class R	$ 1,000.00	$ 1,061.96	$ 6.53
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.65	$ 5.34
Class B	$ 1,000.00	$ 1,016.16	$ 8.85
Class C	$ 1,000.00	$ 1,016.16	$ 8.85
Class I	$ 1,000.00	$ 1,021.14	$ 3.83
Class IS	$ 1,000.00	$ 1,019.90	$ 5.09
Class R	$ 1,000.00	$ 1,018.60	$ 6.39

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.76% for Class B, 1.76% for Class C, 0.76% for Class I, 1.01% for Class IS and 1.27% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS A	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$26.70	$23.65	$22.16	$18.86	$22.88	$28.32	$29.11

Income from investment operations
Net investment income (loss)	0	0.11	(0.04)[3]	(0.02)[3]	0.04[3]	0.02	0.01
Net realized and unrealized gains or losses on
investments	1.68	3.06	1.53	3.35	(4.02)	(5.44)	(0.79)

Total from investment operations	1.68	3.17	1.49	3.33	(3.98)	(5.42)	(0.78)

Distributions to shareholders from
Net investment income	0	(0.12)	0[4]	(0.03)	(0.04)	(0.02)	(0.01)

Net asset value, end of period	$28.38	$26.70	$23.65	$22.16	$18.86	$22.88	$28.32

Total return[5]	6.29%	13.42%	6.73%	17.65%	(17.40%)	(19.15%)	(2.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,026	$5,259	$4,121	$7,031	$ 626	$ 21	$ 14
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[6]	1.08%	1.05%	1.06%	1.01%	1.01%[6]	1.14%[6]
Expenses excluding waivers/reimbursements
and expense reductions	1.06%[6]	1.08%	1.08%	1.08%	1.10%	1.05%[6]	1.18%[6]
Net investment income (loss)	(0.07%)[6]	0.38%	(0.16%)	(0.11%)	0.20%	0.12%[6]	0.14%[6]
Portfolio turnover rate	53%	173%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Amount represents less than $0.005 per share.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS B	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$26.00	$23.15	$21.84	$18.72	$22.83	$28.30	$29.11

Income from investment operations
Net investment income (loss)	(0.10)[3]	(0.08)	(0.22)[3]	(0.16)[3]	(0.15)[3]	(0.02)	(0.01)
Net realized and unrealized gains or losses on
investments	1.64	3.00	1.53	3.29	(3.94)	(5.45)	(0.80)

Total from investment operations	1.54	2.92	1.31	3.13	(4.09)	(5.47)	(0.81)

Distributions to shareholders from
Net investment income	0	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$27.54	$26.00	$23.15	$21.84	$18.72	$22.83	$28.30

Total return[4]	5.92%	12.61%	6.00%	16.72%	(17.93%)	(19.32%)	(2.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,915	$2,659	$2,407	$1,795	$ 474	$ 56	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.76%[5]	1.77%	1.78%	1.76%	1.76%	1.72%[5]	1.80%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[5]	1.77%	1.78%	1.77%	1.85%	1.76%[5]	1.84%[5]
Net investment income (loss)	(0.78%)[5]	(0.32%)	(0.94%)	(0.80%)	(0.68%)	(0.49%)[5]	(0.31%)[5]
Portfolio turnover rate	53%	173%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS C	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$26.00	$23.16	$21.85	$18.72	$22.84	$28.31	$29.11

Income from investment operations
Net investment income (loss)	(0.10)[3]	(0.06)[3]	(0.22)[3]	(0.17)[3]	(0.15)[3]	(0.01)	(0.02)
Net realized and unrealized gains or losses on
investments	1.64	2.97	1.53	3.31	(3.95)	(5.46)	(0.78)

Total from investment operations	1.54	2.91	1.31	3.14	(4.10)	(5.47)	(0.80)

Distributions to shareholders from
Net investment income	0	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$27.54	$26.00	$23.16	$21.85	$18.72	$22.84	$28.31

Total return[4]	5.92%	12.57%	6.00%	16.77%	(17.97%)	(19.32%)	(2.75%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,991	$1,705	$2,164	$1,916	$ 242	$ 45	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.76%[5]	1.77%	1.78%	1.77%	1.76%	1.73%[5]	1.93%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[5]	1.77%	1.78%	1.78%	1.85%	1.77%[5]	1.97%[5]
Net investment income (loss)	(0.77%)[5]	(0.25%)	(0.94%)	(0.80%)	(0.67%)	(0.53%)[5]	(0.84%)[5]
Portfolio turnover rate	53%	173%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS I	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 26.89	$ 23.81	$ 22.26	$ 18.91	$ 22.89	$ 28.32	$ 52.48

Income from investment operations
Net investment income (loss)	0.03	0.18	0.02[2]	0.04[2]	0.07[2]	0.03	0.15
Net realized and unrealized gains or losses on
investments	1.71	3.08	1.55	3.35	(3.99)	(5.43)	(12.92)

Total from investment operations	1.74	3.26	1.57	3.39	(3.92)	(5.40)	(12.77)

Distributions to shareholders from
Net investment income	(0.02)	(0.18)	(0.02)	(0.04)	(0.06)	(0.03)	(0.15)
Net realized gains	0	0	0	0	0	0	(11.24)
Total distributions to shareholders	(0.02)	(0.18)	(0.02)	(0.04)	(0.06)	(0.03)	(11.39)

Net asset value, end of period	$ 28.61	$ 26.89	$ 23.81	$ 22.26	$ 18.91	$ 22.89	$ 28.32

Total return	6.46%	13.74%	7.06%	17.93%	(17.16%)	(19.08%)	(30.19%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,634,432	$1,653,361	$1,392,850	$1,273,672	$845,179	$625,442	$713,743
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.76%[3]	0.77%	0.78%	0.76%	0.76%	0.73%[3]	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.76%[3]	0.77%	0.78%	0.77%	0.85%	0.77%[3]	0.77%
Net investment income (loss)	0.22%[3]	0.69%	0.06%	0.21%	0.31%	0.41%[3]	0.38%
Portfolio turnover rate	53%	173%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006						Year Ended
CLASS IS	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 26.53	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21

Income from investment operations
Net investment income (loss)	0	0.11[2]	(0.05)[2]	(0.01)[2]	0.01[2]	0.01	0.09
Net realized and unrealized gains or losses on
investments	1.68	3.04	1.55	3.32	(3.96)	(5.38)	(12.89)

Total from investment operations	1.68	3.15	1.50	3.31	(3.95)	(5.37)	(12.80)

Distributions to shareholders from
Net investment income	0[3]	(0.12)	0[3]	(0.03)	(0.04)	(0.02)	(0.07)
Net realized gains	0	0	0	0	0	0	(11.24)
Total distributions to shareholders	0	(0.12)	0	(0.03)	(0.04)	(0.02)	(11.31)

Net asset value, end of period	$ 28.21	$ 26.53	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10

Total return	6.34%	13.44%	6.83%	17.68%	(17.40%)	(19.13%)	(30.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$17,992	$16,920	$16,905	$14,924	$14,142	$15,082	$19,508

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.01%[4]	1.02%	1.03%	1.01%	1.01%	0.98%[4]	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.01%[4]	1.02%	1.03%	1.02%	1.10%	1.02%[4]	1.02%
Net investment income (loss)	(0.02%)[4]	0.43%	(0.19%)	(0.04%)	0.04%	0.15%[4]	0.14%
Portfolio turnover rate	53%	173%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS R	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$26.79	$23.77	$23.27

Income from investment operations
Net investment income (loss)	(0.03)	0.13	(0.05)[2]
Net realized and unrealized gains or losses on investments	1.69	3.00	0.55

Total from investment operations	1.66	3.13	0.50

Distributions to shareholders from
Net investment income	0	(0.11)	0
Net realized gains	0	0	0

Net asset value, end of period	$28.45	$26.79	$23.77

Total return	6.20%	13.18%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 9	$ 7	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.27%[3]	1.26%	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.27%[3]	1.26%	1.05%[3]
Net investment income (loss)	(0.28%)[3]	(0.03%)	(0.20%)[3]
Portfolio turnover rate	53%	173%	145%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 17.1%
Hotels, Restaurants & Leisure 3.2%
McDonald’s Corp.	520,100	$17,870,636
Starwood Hotels & Resorts Worldwide, Inc., Class B	320,870	21,732,525
Station Casinos, Inc.	169,075	13,419,483

		53,022,644

Household Durables 1.1%
Harman International Industries, Inc.	168,200	18,692,066

Internet & Catalog Retail 1.8%
eBay, Inc. *	769,915	30,072,880

Media 1.4%
Getty Images, Inc. * (p)	306,251	22,932,075

Multi-line Retail 3.3%
Federated Department Stores, Inc.	305,630	22,310,990
Nordstrom, Inc.	245,525	9,619,670
Target Corp.	451,540	23,484,595

		55,415,255

Specialty Retail 4.8%
Best Buy Co., Inc.	262,245	14,667,363
Gap, Inc.	1,048,750	19,590,650
Home Depot, Inc.	861,280	36,432,144
Ross Stores, Inc.	303,113	8,847,868

		79,538,025

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	705,430	24,393,769

CONSUMER STAPLES 7.0%
Beverages 1.6%
PepsiCo, Inc.	458,590	26,501,916

Household Products 3.0%
Procter & Gamble Co.	864,393	49,806,325

Tobacco 2.4%
Altria Group, Inc.	578,680	41,005,265

ENERGY 5.7%
Energy Equipment & Services 4.1%
ENSCO International, Inc.	407,085	20,944,523
Grant Prideco, Inc. *	205,800	8,816,472
Nabors Industries, Ltd. *	103,500	7,408,530
National Oilwell Varco, Inc. *	228,515	14,652,382
Transocean, Inc. *	210,540	16,906,362

		68,728,269

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp.	84,610	$8,546,456
EOG Resources, Inc.	248,525	17,893,800

		26,440,256

FINANCIALS 8.2%
Capital Markets 5.9%
Franklin Resources, Inc.	230,900	21,760,016
Goldman Sachs Group, Inc. (p)	141,925	22,276,548
Merrill Lynch & Co., Inc.	371,150	29,231,774
Nuveen Investments, Inc., Class A (p)	499,715	24,061,277

		97,329,615

Consumer Finance 2.0%
American Express Co.	626,051	32,898,980

Insurance 0.3%
Assurant, Inc.	110,450	5,439,663

Real Estate 0.0%
Franklin Capital Associates, LP (h) +	500,000	42,691

HEALTH CARE 19.5%
Biotechnology 4.1%
Amgen, Inc. *	325,720	23,696,130
Genentech, Inc. *	238,800	20,180,988
Gilead Sciences, Inc. *	391,795	24,377,485

		68,254,603

Health Care Equipment & Supplies 3.8%
Hologic, Inc. *	155,255	8,593,364
Intuitive Surgical, Inc. (p)	66,475	7,844,050
Medtronic, Inc.	494,100	25,075,575
St. Jude Medical, Inc. *	506,570	20,769,370

		62,282,359

Health Care Providers & Services 9.2%
Aetna, Inc.	417,175	20,499,980
Caremark Rx, Inc. *	589,875	29,010,053
Medco Health Solutions, Inc. *	326,140	18,661,731
UnitedHealth Group, Inc.	934,105	52,179,105
WellPoint, Inc. *	428,410	33,171,786

		153,522,655

Pharmaceuticals 2.4%
Abbott Laboratories	387,240	16,446,083
Allergan, Inc.	213,695	23,185,907

		39,631,990

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 9.8%
Aerospace & Defense 6.4%
Boeing Co.	317,455	$24,739,268
Precision Castparts Corp.	371,125	22,044,825
Rockwell Collins Corp.	378,920	21,352,142
United Technologies Corp.	663,345	38,454,110

		106,590,345

Industrial Conglomerates 2.4%
General Electric Co.	335,286	11,661,247
Textron, Inc.	304,830	28,468,074

		40,129,321

Machinery 1.0%
Ingersoll-Rand Co., Ltd., Class A	380,775	15,912,587

INFORMATION TECHNOLOGY 30.2%
Communications Equipment 8.9%
Cisco Systems, Inc. *	1,875,920	40,651,187
Corning, Inc. *	393,235	10,581,954
F5 Networks, Inc. *	197,375	14,307,714
Motorola, Inc.	1,648,040	37,756,596
QUALCOMM, Inc.	880,210	44,547,428

		147,844,879

Computers & Peripherals 4.5%
Apple Computer, Inc. *	584,925	36,686,496
EMC Corp. *	1,917,850	26,140,296
Seagate Technology, Inc. (p)	475,880	12,529,920

		75,356,712

Internet Software & Services 2.2%
aQuantive, Inc. (p)	444,515	10,463,883
Google, Inc., Class A *	66,409	25,899,510

		36,363,393

IT Services 3.3%
Accenture, Ltd., Class A	438,325	13,180,433
Automatic Data Processing, Inc.	520,770	23,788,773
Paychex, Inc.	419,100	17,459,706

		54,428,912

Semiconductors & Semiconductor Equipment 5.7%
Broadcom Corp., Class A *	278,035	11,999,991
KLA-Tencor Corp.	207,125	10,016,565
National Semiconductor Corp.	839,455	23,370,427
Texas Instruments, Inc.	1,216,925	39,513,555
Xilinx, Inc.	427,425	10,882,240

		95,782,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.6%
Adobe Systems, Inc.	327,495	$11,436,125
Autodesk, Inc.	364,625	14,045,355
Microsoft Corp.	656,100	17,852,481
Oracle Corp. *	2,662,975	36,456,127
Red Hat, Inc. * (p)	468,905	13,119,962

		92,910,050

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
NeuStar, Inc.	404,825	12,549,575

Total Common Stocks (cost $1,438,947,297)		1,633,819,853

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund ø	24,827,684	24,827,684
Navigator Prime Portfolio (pp)	92,713,465	92,713,465

Total Short-Term Investments (cost $117,541,149)		117,541,149

Total Investments (cost $1,556,488,446) 105.3%		1,751,361,002
Other Assets and Liabilities (5.3%)		(87,995,559)

Net Assets 100.0%		$1,663,365,443

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2006:

Information Technology	30.7%
Health Care	19.8%
Consumer Discretionary	17.4%
Industrials	10.0%
Financials	8.3%
Consumer Staples	7.2%
Energy	5.8%
Telecommunication Services	0.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,531,660,762) including $91,486,229 of
securities loaned	$1,726,533,318
Investments in affiliated money market fund, at value (cost $24,827,684)	24,827,684

Total investments	1,751,361,002
Receivable for securities sold	29,375,200
Receivable for Fund shares sold	1,845,432
Dividends receivable	1,343,892
Receivable for securities lending income	3,693
Prepaid expenses and other assets	27,456

Total assets	1,783,956,675

Liabilities
Payable for securities purchased	25,772,769
Payable for Fund shares redeemed	1,896,405
Payable for securities on loan	92,713,465
Advisory fee payable	84,119
Distribution Plan expenses payable	934
Due to other related parties	12,986
Accrued expenses and other liabilities	110,554

Total liabilities	120,591,232

Net assets	$1,663,365,443

Net assets represented by
Paid-in capital	$1,713,642,859
Undistributed net investment income	235,172
Accumulated net realized losses on investments	(245,385,144)
Net unrealized gains on investments	194,872,556

Total net assets	$1,663,365,443

Net assets consists of
Class A	$6,025,763
Class B	2,915,281
Class C	1,991,125
Class I	1,634,431,582
Class IS	17,992,217
Class R	9,475

Total net assets	$1,663,365,443

Shares outstanding (unlimited number of shares authorized)
Class A	212,334
Class B	105,864
Class C	72,287
Class I	57,133,028
Class IS	637,867
Class R	333

Net asset value per share
Class A	$28.38
Class A — Offering price (based on sales charge of 5.75%)	$30.11
Class B	$27.54
Class C	$27.54
Class I	$28.61
Class IS	$28.21
Class R	$28.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends	$7,293,038
Income from affiliate	902,064
Securities lending	91,474

Total investment income	8,286,576

Expenses
Advisory fee	5,146,475
Distribution Plan expenses
Class A	8,945
Class B	14,330
Class C	9,879
Class IS	22,815
Class R	21
Administrative services fee	835,277
Transfer agent fees	106,743
Trustees’ fees and expenses	13,086
Printing and postage expenses	32,159
Custodian and accounting fees	218,770
Registration and filing fees	31,801
Professional fees	23,959
Other	3,560

Total expenses	6,467,820
Less: Expense reductions	(13,495)

Net expenses	6,454,325

Net investment income	1,832,251

Net realized and unrealized gains or losses on investments
Net realized gains on investments	76,709,255
Net change in unrealized gains or losses on investments	26,766,794

Net realized and unrealized gains or losses on investments	103,476,049

Net increase in net assets resulting from operations	$105,308,300

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment income		$1,832,251		$10,936,070
Net realized gains on investments		76,709,255		114,811,962
Net change in unrealized gains or
losses on investments		26,766,794		75,916,022

Net increase in net assets resulting
from operations		105,308,300		201,664,054

Distributions to shareholders
from
Net investment income
Class A		0		(20,518)
Class B		0		(6,241)
Class C		0		(6,067)
Class I		(1,050,990)		(10,898,646)
Class IS		(1,351)		(79,400)
Class R		0		(7)

Total distributions to shareholders		(1,052,341)		(11,010,879)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	51,151	1,406,872	94,803	2,441,578
Class B	18,095	489,646	34,399	846,888
Class C	14,977	397,316	10,105	255,560
Class I	3,272,312	91,613,004	12,211,011	312,343,312
Class IS	187,015	5,129,332	639,645	16,228,413
Class R	92	2,558	286	7,331

		99,038,728		332,123,082

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	727	18,374
Class B	0	0	228	5,578
Class C	0	0	222	5,433
Class I	9,798	273,456	110,613	2,841,028
Class IS	36	1,001	2,085	52,294

		274,457		2,922,707

Automatic conversion of Class B
shares to Class A shares
Class A	1,231	34,228	2,549	65,097
Class B	(1,267)	(34,228)	(2,610)	(65,097)

		0		0

Payment for shares redeemed
Class A	(37,043)	(1,038,735)	(75,315)	(1,895,349)
Class B	(13,251)	(360,316)	(33,692)	(828,069)
Class C	(8,241)	(223,985)	(38,241)	(958,712)
Class I	(7,634,328)	(213,324,662)	(12,223,532)	(315,226,444)
Class IS	(186,866)	(5,166,621)	(723,541)	(18,551,819)
Class R	(37)	(1,027)	(51)	(1,352)

		(220,115,346)		(337,461,745)

Net asset value of shares issued
in acquisition
Class I	0	0	2,886,291	73,225,955

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	March 31, 2006	Year Ended
	(unaudited)	September 30, 2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(120,802,161)	$70,809,999

Total increase (decrease) in net assets	(16,546,202)	261,463,174
Net assets
Beginning of period	1,679,911,645	1,418,448,471

End of period	$1,663,365,443	$1,679,911,645

Undistributed (overdistributed) net
investment income	$235,172	$(544,738)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Growth Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended March 31, 2006, EIS received $1,618 from the sale of Class A shares and $3,006 in contingent deferred sales charges from redemptions of Class B shares.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Growth Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to SouthTrust Growth Fund at an exchange ratio of 0.29 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $14,606,229. The aggregate net assets of the Fund and SouthTrust Growth Fund immediately prior to the acquisition were $1,575,479,499 and $73,225,955, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,648,705,454.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $859,338,253 and $978,641,273, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $91,486,229 and $92,713,465, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,559,964,706. The gross unrealized appreciation and depreciation on securities based on tax cost was $210,128,810 and $18,732,514, respectively, with a net unrealized appreciation of $191,396,296.

As of September 30, 2005, the Fund had $317,054,333 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$45,571,444	$47,258,311	$79,791,740	$144,432,838

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566386 rv3 5/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

By:
________________________
Jeremy DePalma
Principal Financial Officer

Date: May 26, 2006